Interest in entities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Interest in entities
12.	Interest in entities
12.1 Subsidiaries
Subsidiaries controlled directly or indirectly by the Company are described in Note 2.1.3 and are consolidated.
There are no contractual or legal restrictions on the Company’s access to assets or settlement of liabilities of the subsidiaries.
There are inherent risks to the operations of these entities, the most significant of which are described below:

•	Economic Risks: potential losses from fluctuations in market conditions (price of products, exchange rate and interest).

•	Operational risk: potential losses resulting from the emergence of new technologies or failure of current processes.

•	Credit risk: potential losses that might occur if a third party (customer) becomes unable to meet its obligations, and

•	Liquidity risk: financial inability to meet financial obligations.

12.2 Subsidiaries with non-controlling interests
Non-controlling shareholders have interests in the entities listed below, however, based on contractual agreements and analysis of the applicable accounting standards, the Company has control and consolidate the following entities:

12.31.2022
Entity	Country	Interest Embraer Group	Non-controlling interest		Income (loss)
OGMA - Indústria Aeronáutica de Portugal S.A.	Portugal	65.0%	35.0%	43.5	(19.5)
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	14.4	(2.5)
Embraer CAE Training Services	United States of America	51.0%	49.0%	33.1	11.8
Tempest Serviços de Informática S.A.	Brazil	61.0%	39.0%	10.0	0.7
EVE Holding Inc.	United States of America	89.7%	10.3%	20.1	(308.5)
EVE Holding Inc. - Listing Expenses	United States of America	0.0%	100.0%	135.7	—

				256.8

12.31.2021
Entity	Country	Interest Embraer Group	Non-controlling interest		Income (loss)
OGMA - Indústria Aeronáutica de Portugal S.A.	Portugal	65.0%	35.0%	54.0	(4.2)
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	15.8	(2.4)
Embraer CAE Training Services	United States of America	51.0%	49.0%	27.3	8.9
Tempest Serviços de Informática S.A.	Brazil	61.0%	39.0%	10.0	(1.1)

				107.1

Embraer holds 51.0% of the entities Visiona Tecnologia Espacial S.A. and Embraer CAE Training Services. The powers described in the contractual agreements show that the Board of Directors is mainly comprised of Embraer representatives, as well as Embraer directs the principal operating activities of the entity.
The financial position of the most significant entity with non-controlling interests is summarized below, which is OGMA - Indústria Aeronáutica de Portugal S.A. and Eve Holding, Inc. respectively. Other entities combined represent less than 5% of consolidated profit before taxes on income.

•	OGMA - Indústria Aeronáutica de Portugal S.A.

	12.31.2022	12.31.2021
Cash and cash equivalents	5.9	38.8
Current assets	178.6	194.1
Non-current assets	74.9	65.4
Current liabilities	112.1	99.4
Non-current liabilities	17.0	5.9
Noncontrolling interest	43.5	54.0

	12.31.2022	12.31.2021	12.31.2020
Revenue	216.5	244.7	287.1
Net Income (loss) for the year	(19.5)	(4.2)	3.9

•	Eve Holding, Inc.

12.31.2022
Cash and cash equivalents	49.1
Current assets	337.5
Non-current assets	279.3
Current liabilities	98.2
Non-current liabilities	44.9
Noncontrolling interest	20.1
Net loss for the year	(377.8)

Subsidiaries with non-controlling interests are subject to the same risks as the wholly owned subsidiaries, except for the restriction on the subsidiary Eve Holding, Inc, as per Note
12.3.

12.3	Completion of the transaction with Zanite Acquisition Corp. and changes in the ownership of Eve

12.3.1	Background
In
December 2021, the Company and its two wholly owned subsidiaries, Eve UAM, LLC. (“Eve”) and Embraer Aircraft Holding, Inc. (“EAH”), entered into a Contribution Agreement in preparation for the transaction with Zanite Acquisition Corp. (“Zanite”). Zanite is a publicly held special purpose acquisition company incorporated under the laws of the State of Delaware in the United States. Under the Contribution Agreement, the Company transferred certain assets and liabilities related to the Company’s Urban Air Mobility (UAM) business to Eve and transferred Eve’s equity interests to EAH at book value. As a result of this transaction, Eve became a wholly owned subsidiary of EAH (common control transaction).
On December 21, 2021, Embraer, Eve and EAH entered into a Business Combination Agreement (BCA) with Zanite. Under the BCA, the Company’s UAM business transferred to Eve, which included the development and certification of electric vertical take-off and landing vehicles (eVTOL), the creation of a maintenance and services network for eVTOLs and the creation of an air traffic management system for eVTOLs (the “UAM Business”), would be combined with Zanite and a resulting entity would continue as a public company in the United States (the “SPAC Transaction”). The SPAC Transaction has been unanimously approved by Zanite and the Company’s board of directors prior to its completion.
In connection with the SPAC Transaction, Embraer also entered into agreements to provide products, inputs, and services, including engineering expertise, to Eve that continue to be effective after the completion of the SPAC Transaction.
On May 9, 2022, the SPAC Transaction was completed through an exchange of all issued and outstanding equity interests of Eve to 220,000,000 shares of Zanite common stock. As a result, Eve became a wholly owned subsidiary of Zanite and Zanite changed its corporate name to Eve Holding, Inc. (EVEX), a public company with shares listed on the New York Stock Exchange (“NYSE”) controlled by Embraer.
The completion of the SPAC Transaction included a capital contribution of US$

377.0

to EVEX, being: (i) US$

19.7

of Zanite’s cash held in trust, (ii) US$
172.3
 provided by certain third-party investors in the Private Investment in Public Equity (PIPE) structure with the issuance of
17,230,000

shares totaling a contribution from external investors of US$ 192.0 million and (iii) US$
185.0
 contributed by the Company with the receipt of
18,500,000
 additional shares, as a result of Embraer through EAH held a total of
238,500,000
 shares of EVEX common stock.
EVEX is a company at an early stage with products in study phase that still does not show significant revenue or operating results. Research expenses incurred by Eve’s business are recognized in the statement of income for the year. As a result, the subsidiary is not reported as a separate operating segment in the segment information presented in Note 36.
The Company has significant access restrictions to EVEX’s cash balances and financial investments to settle other subsidiaries obligations not directly related to Eve’s business as defined in EVEX’s shareholders’ agreement (protective right).
Upon conclusion of the Transaction, EAH’s interest decreased to 90.2%. With the issuance of put options, the participation increased to 91.2% in the 4th quarter of 2022 due to the new warrants for PIPE investors, as well as the exercise of some warrants, EAH’s final interest on December 31, 2022, decreased to 89.7%. For more details, see notes 12.3.2 and 12.3.3.2.

12.3.2 Accounting
Put Options
Prior to the Transaction, Eve was an indirect wholly owned subsidiary of Embraer. As of completion of the Transaction, Embraer’s interest in Eve’s business decreased from 100% to
90.2
% due to the exchange of
100
% of Eve’s units for Zanite’s shares and the entry of new private investors, as disclosed in the previous topic.
As
part of the strategic commitments signed with some PIPE investors, the Company granted financial instruments that protect the capital contribution of these investors in EVEX. The Company has issued put options to these investors so that they can sell the shares they hold in EVEX to EAH in exchange for a parts and service credit. Management recorded put options as a financial liability by US$
30
 million (Note 21(iv)) , reducing the participation of these non-controlling shareholders. As a result, there was an increase from
90.2
% to
91.2
% in the Company’s participation, and in the 4th quarter, participation decreased to 89.7%, as per Note 12.3.1.
Under IFRS 10 - Consolidated Financial Statements, Management determined that Embraer continues to exercise indirect control over Eve’s business after the conclusion of the Transaction, since the Company has power and voting rights on substantive decisions, including the majority of members of the Board of Directors.
Listing expenses
The transaction is not within the scope of IFRS 3 - Business Combination since Zanite was a specific purpose entity for the acquisition of businesses and did not meet the definition of business by the standard, thus being accounted for in accordance with the standard IFRS 2 - Share-Based Payment. According to this standard, Embraer recognized a non-cash
expense of US$ 136 million as a listing expense based on the difference between the fair value of Zanite’s net assets against the fair value of the financial instruments issued by EVEX.
Transaction costs
The Company considered the requirements of IAS 32 and IFRS 9 for the accounting treatment of transaction costs. The costs incurred during the Transaction were analyzed to determine which costs are direct and incremental for the Business Combination. Costs, which were considered incremental were recorded against funds received from shareholders, in shareholders’ equity (US$ 13 million) while costs not considered incremental were treated as other operating expenses (US$ 11 million).
12.3.3 Warrants
12.3.3.1 Public and private warrants
Zanite issued 11,500,000 redeemable public warrants and 14,250,000 Private Placement Warrants prior to the closing. The exercise period for these warrants began 30 days after the transaction date (May 9, 2022) and will end on the later of a) May 9, 2027, b) liquidation of EVEX c) the date set by EVEX to redeem all warrants.
 These warrants are exercisable at an exercise price of US$

11.50 per share.
The aforementioned warrants are financial instruments and are within the scope of IAS 32/IFRS 9 and, under IAS 32.11, which were classified as derivative financial instruments in liabilities initially measured at fair value against other operating expenses on the date the Business Combination was completed. The subsequent measurement of fair value has been recognized in the Company’s financial expense/income account.
12.3.3.2 Strategic Warrants
Upon Closing, EVEX common stock was held by EAH (90.2%), Zanite public shareholders, Zanite sponsors, and some third-party investors who entered into subscription agreements to purchase common stock upon the closing of the SPAC Transaction (“Strategic Investors PIPE”). In addition to the PIPE Investment,
EVEX

entered
into Options Contracts with a total of nine PIPE Strategic Investors. During the third quarter of 2022, EVEX entered into another subscription agreement and an Options Agreement with a PIPE Strategic Investor.
In total, EVEX has issued or agreed to issue warrants to PIPE Strategic Investors (“Strategic Warrants”) in the total amount of (i) 24,095,072 Strategic Warrants with an exercise price of US$0.01 per share, (ii) 12,000,000 Strategic Warrants with an exercise price of US$15.00 per share and (iii) 5,000,000 Strategic Warrants with an exercise price of US$

11.50 per share. Of the total number of Strategic Warrants issued, 3,522,536 were exercised for the same number of EVEX shares. This exercise, added to the investment made by a PIPE Strategic Investor of 2,039,353 shares, resulted in EAH’s final stake in EVEX on December 31, 2022, of approximately 89.7%.
Strategic
Warrants issued pursuant to their respective contracts can be categorized as follows:
Penny Warrants:
Strategic Warrants with an exercise price of
US$

0.01 per share. Penny warrants were issued to PIPE Strategic Investors because they are linked to potential future commercial partnership agreements.
Market Warrants:
Strategic Warrants issued with an exercise price of
US$

15.00 and
US$

11.50 per share and were issued at transaction closing.
Since the Strategic Warrants were not issued at fair value, they required separate recognition and measurement as they represent a separate accounting unit from the common shares issued to PIPE Strategic Investors.
Strategic Warrants issued to potential customers, suppliers and lenders are financial instruments classified as derivative financial instruments liabilities, which were initially measured at fair value against the other operating expenses line, on the date the Business Combination was completed. The subsequent measurement of fair value has been recognized in the Company’s financial expense/income line.
There are also some warrants issued to suppliers that are within the scope of IFRS 2 - Share-based payments, which were measured at fair value and accounted for as operating expenses, against shareholders’ equity.